Financial Instruments Sensitivity ranges for the base fair values (Details) number in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	CAD 3,664	CAD 4,311
Long-Term Power Sale - U.S. | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	853	907
Long-Term Power Sale - Alberta | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	(1)	(3)
Unit Contingent Power Purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	44	13
Structured Products - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	17	24
Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Base fair value	CAD 5	CAD 6
Maximum | Long-Term Power Sale - U.S. | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(130)	(76)
Maximum | Long-Term Power Sale - Alberta | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(2)	(5)
Maximum | Unit Contingent Power Purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(7)	(2)
Maximum | Structured Products - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(8)	(8)
Maximum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	(9)	(3)
Minimum | Long-Term Power Sale - U.S. | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	130	69
Minimum | Long-Term Power Sale - Alberta | Long-term contracts
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	2	5
Minimum | Unit Contingent Power Purchases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	9	4
Minimum | Structured Products - Eastern U.S.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	7	8
Minimum | Others
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensitivity ranges for the base fair value, reasonably possible change in risk assumption, financial instruments	9	3